Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Performance bonds
Concentrations of Risk and Major Customer
Outstanding amount of surety bonds	$ 677.5
Revenues
Concentrations of Risk and Major Customer
Percentage required for qualification as major customer	10.00%	10.00%	10.00%
Multi-year contracts | Revenues
Concentrations of Risk and Major Customer
Percentage of revenue	83.00%	93.00%	81.00%